Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share
Schedule of loss per share

	2019	2018	2017
Loss attributable to equity holders of the Company	(14,780,604)	(1,644,798)	(3,280,406)
Weighted average number of shares in issue	26,428,269	23,293,237	12,941,439
Basic and diluted loss per share	(0.56)	(0.07)	(0.25)